Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related-party transactions [Abstract]
Key management compensation
Key management including the Board of Directors (five individuals excluding the CEO) and the Executive Management (four individuals) compensation was:

	For the Years Ended December 31,
in CHF thousands	2017	2016	2015
Short-term employee benefits	2,463	2,251	1,776
Post-employment benefits	166	154	124
Share-based compensation	1,267	832	8
Total	3,896	3,237	1,908